Derivative Financial Instruments - Details of Quantitative Disclosure of Debt Cash Flow Maturities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / € $ / SFr $ / $ $ / £ $ / ¥ $ / MXV	Dec. 31, 2023 MXN ($) $ / ¥ $ / MXV $ / $ $ / € $ / SFr $ / £
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / $	20.2683
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / $	20.2683	16.9220
Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / ¥	0.1289	0.1200
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / £	25.3860	21.5646
UDIs
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / MXV	8.340909	7.981602
Euro
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / €	20.9868	18.6963
Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / SFr	22.3721	20.1101
Total Carrying Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 1,940,045,761	$ 1,756,904,387
Total Carrying Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,461,236,994	1,398,483,169
Total Carrying Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 1,230,515,611	$ 1,037,450,525
Average interest rate (%)	6.90%	6.86%
Total Carrying Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 10,306,353	$ 9,590,744
Average interest rate (%)	0.54%	0.54%
Total Carrying Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 11,412,443	$ 9,680,517
Average interest rate (%)	3.75%	3.75%
Total Carrying Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 31,318,419	$ 157,416,014
Average interest rate (%)	7.47%	8.33%
Total Carrying Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 41,592,362	$ 39,871,129
Average interest rate (%)	4.10%	4.10%
Total Carrying Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 136,091,806	$ 144,474,240
Average interest rate (%)	4.24%	4.16%
Total Carrying Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 478,808,767	$ 358,421,218
Total Carrying Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	279,865,261	212,734,116
Total Carrying Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Total Carrying Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	198,943,506	145,687,102
Maturity Period One
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	386,492,023	439,655,624
Maturity Period One | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	81,292,407	168,357,368
Maturity Period One | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	35,260,336	18,853,937
Maturity Period One | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	11,412,443
Maturity Period One | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		126,137,419
Maturity Period One | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	34,619,628	23,366,012
Maturity Period One | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	305,199,616	271,298,256
Maturity Period One | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	200,188,707	169,465,997
Maturity Period One | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Maturity Period One | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	105,010,909	101,832,259
Maturity Period Two
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	320,150,122	115,915,343
Maturity Period Two | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	175,210,262	69,900,921
Maturity Period Two | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	86,518,874	29,389,312
Maturity Period Two | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	10,306,353
Maturity Period Two | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		9,680,517
Maturity Period Two | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	31,318,419
Maturity Period Two | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	26,089,817
Maturity Period Two | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	20,976,799	30,831,092
Maturity Period Two | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	144,939,860	46,014,422
Maturity Period Two | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	70,666,768	8,272,478
Maturity Period Two | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	74,273,092	37,741,944
Maturity Period Three
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	153,134,281	177,380,060
Maturity Period Three | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	147,384,893	148,320,110
Maturity Period Three | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	121,204,555	63,734,146
Maturity Period Three | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		9,590,744
Maturity Period Three | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		31,278,595
Maturity Period Three | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		25,037,795
Maturity Period Three | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	26,180,338	18,678,830
Maturity Period Three | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	5,749,388	29,059,950
Maturity Period Three | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,599,593	27,476,033
Maturity Period Three | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	3,149,795	1,583,917
Maturity Period Four
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	113,244,101	128,553,270
Maturity Period Four | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	95,267,088	124,753,075
Maturity Period Four | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	63,114,264	101,457,904
Maturity Period Four | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	6,016,293
Maturity Period Four | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	26,136,531	23,295,171
Maturity Period Four | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	17,977,013	3,800,195
Maturity Period Four | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,445,609	2,170,400
Maturity Period Four | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	15,531,404	1,629,795
Maturity Period Five
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	76,325,207	85,575,792
Maturity Period Five | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	73,575,884	81,682,550
Maturity Period Five | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	47,437,960	52,680,639
Maturity Period Five | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		5,756,414
Maturity Period Five | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	26,137,924	23,245,497
Maturity Period Five | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,749,323	3,893,242
Maturity Period Five | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,771,017	2,041,838
Maturity Period Five | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	978,306	1,851,404
Maturity Period After Year Five
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	890,700,027	809,824,298
Maturity Period After Year Five | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	888,506,460	805,469,145
Maturity Period After Year Five | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	876,979,622	771,334,587
Maturity Period After Year Five | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,486,252	9,076,920
Maturity Period After Year Five | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,040,586	25,057,638
Maturity Period After Year Five | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,193,567	4,355,153
Maturity Period After Year Five | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,193,567	3,307,370
Maturity Period After Year Five | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	1,047,783
Fair Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,745,481,072	1,577,509,796
Fair Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,320,652,952	1,260,031,429
Fair Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,101,026,216	914,924,609
Fair Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,770,917	8,844,377
Fair Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	11,040,295	9,092,410
Fair Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	28,727,389	155,178,104
Fair Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	35,817,620	36,611,421
Fair Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	134,270,515	135,380,508
Fair Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	424,828,120	317,478,367
Fair Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	222,992,037	168,316,129
Fair Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		0
Fair Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 201,836,083	$ 149,162,238